Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of Customers Account for More than 10% of Company's Accounts Receivable and Sale of Power

The following customers account for more than 10% of the Company’s accounts receivable and sale of power as of and for the year ended March 31, 2017 and 2018:

	March 31, 2017		March 31, 2018
Customer Name	% of Accounts Receivable	% of Sale of Power	% of Accounts Receivable	% of Sale of Power
Punjab State Power Corporation Limited	39.3%	24.1%	17.1%	27.1%
NTPC Vidyut Vyapar Nigam Limited	5.6%	15.6%	15.4%	21.2%
Solar Energy Corporation of India	21.9%	23.4%	11.4%	13.0%
Gulbarga Electricity Supply Company	—	—	16.3%	5.5%
Chamundeshwari Electricity Supply Company	—	—	12.0%	6.8%